Business and Asset Acquisitions - Schedule of Consideration Transferred and Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 16, 2019	Jul. 01, 2017	Dec. 31, 2018	Jun. 30, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash paid			$ 51,390
Contingent consideration			5,350
Promissory note			3,368
Due to seller			3,637
Total consideration			63,745
Cash			3,633
Location contracts acquired			55,142
Goodwill			0	$ 34,511	$ 34,511
Total assets acquired			63,745
Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			3,515
Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			1,455
Grand River
Business Acquisition [Line Items]
Cash paid	$ 106,578
Contingent consideration	7,136
Total consideration	113,714
Cash	8,861
Location contracts acquired	53,200
Property and equipment	18,000
Goodwill	34,511			$ 34,500	34,500
Total assets acquired	115,748
Accounts payable assumed	(532)
Accrued expenses assumed	(1,502)
Net assets acquired	113,714
Grand River | Land
Business Acquisition [Line Items]
Property and equipment	28
Grand River | Building
Business Acquisition [Line Items]
Property and equipment	548
Grand River | Vehicles
Business Acquisition [Line Items]
Property and equipment	$ 600
Quad B
Business Acquisition [Line Items]
Cash paid			610
Contingent consideration			0
Promissory note			0
Due to seller			0
Total consideration			610
Cash			0
Location contracts acquired			138
Total assets acquired			610
Quad B | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			0
Quad B | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			472
Skyhigh
Business Acquisition [Line Items]
Cash paid			9,268
Contingent consideration			4,324
Promissory note			0
Due to seller			618
Contingent consideration			4,500		4,700
Total consideration			14,210
Cash			1,126
Location contracts acquired			12,519
Total assets acquired			14,210
Skyhigh | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			506
Skyhigh | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			59
G3
Business Acquisition [Line Items]
Cash paid			36,500
Contingent consideration			1,026
Promissory note			0
Due to seller			3,019
Contingent consideration			1,000		3,100
Total consideration			40,545
Cash			2,507
Location contracts acquired			34,825
Total assets acquired			40,545
G3 | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			3,009
G3 | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			204
Mike’s Amusement
Business Acquisition [Line Items]
Cash paid			3,500
Contingent consideration			0
Promissory note			0
Due to seller			0
Total consideration			3,500
Cash			0
Location contracts acquired			3,080
Total assets acquired			3,500
Mike’s Amusement | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			0
Mike’s Amusement | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			420
Family Amusement
Business Acquisition [Line Items]
Cash paid			1,512
Contingent consideration			0
Promissory note			3,368
Due to seller			0
Contingent consideration			3,400		3,100
Total consideration			4,880
Cash			0
Location contracts acquired			4,580
Total assets acquired			4,880
Family Amusement | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment			0
Family Amusement | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment			300
Fair Share Gaming
Business Acquisition [Line Items]
Cash paid		$ 48,000
Issuance of common stock to seller		10,794
Contingent stock consideration		3,675
Contingent consideration		595
Due to seller		2,055
Contingent consideration			$ 1,000		$ 2,000
Total consideration		65,119
Cash		4,926
Location contracts acquired		52,716
Total assets acquired		65,279
Accrued expenses assumed		(160)
Net assets acquired		65,119
Fair Share Gaming | Vehicles
Business Acquisition [Line Items]
Property and equipment		126
Fair Share Gaming | Video game terminals and equipment
Business Acquisition [Line Items]
Property and equipment		6,363
Fair Share Gaming | Amusement and other equipment
Business Acquisition [Line Items]
Property and equipment		$ 1,148